COMMON STOCK (Details) (USD $)	1 Months Ended	4 Months Ended	5 Months Ended
	Aug. 31, 2011	Dec. 28, 2012	Dec. 30, 2011	Sep. 07, 2012
Class of Stock [Line Items]
Stock available under employee stock purchase plan (in shares)				50,000
Stock issued during period, shares, employee stock purchase plans (in shares)		31,819
Stock price, employee stock purchase plan, per share (in dollars per share)		$ 255.00
Stock repurchase program, authorized amount	$ 25,000,000
Stock repurchased during period (in shares)			1,783,822
Purchases of treasury stock			$ 25,000,000
Treasury stock acquired, average cost per share (in dollars per share)			$ 14.01
Merger Agreement
Class of Stock [Line Items]
Stated share price for merger agreement (in dollars per share)				$ 25.5